Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net (loss)/income	$ 1,313	$ (16,607)	$ (5,739)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Unrealized loss/(gain) on non-designated derivative instruments	(2,762)	615	5,154
Depreciation and amortization	76,681	76,173	76,140
Payment of drydocking costs	(10,192)	(11,523)	(5,796)
Amortization of share-based compensation	1,245	1,503	1,074
Amortization of deferred financing costs	4,654	4,618	2,292
Share of result of equity accounted joint ventures	(651)	1,126	38
Call option premium on redemption of 7.75% unsecured bond	236
Insurance claim receivable	(975)	(5,107)	(642)
Changes in operating assets and liabilities
Accounts receivable	8,860	(6,429)	(2,144)
Bunkers and lubricant oils	1,217	(856)	(781)
Accrued income, prepaid expenses and other current assets	(20,771)	(637)	2,629
Accounts payable, accrued interest, accrued expenses and other liabilities	(4,118)	7,554	7,664
Amounts due from related parties	(12,075)
Net cash provided by operating activities	44,673	49,700	77,517
Cash flows from investing activities
Additions to vessels and equipment	(2,233)	(2,910)	(648)
Investment in equity accounted joint ventures	(17,354)	(89,324)	(42,500)
Purchase of other property, plant and equipment and intangibles	(31)	(357)	(182)
Insurance recoveries	3,467	2,182	1,003
Net cash used in investing activities	(16,151)	(90,409)	(42,327)
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities	51,000	162,000	21,900
Proceeds from revolving loan facility	185,000
Proceeds from refinancing of vessel to related parties		69,052
Issuance of senior secured bonds			71,697
Issuance of 8.00% senior unsecured bonds	100,000
Issuance costs of unsecured bond amendment		(1,308)
Issuance cost of refinancing of vessel	(18)	(156)
Direct financing cost of secured term loan and revolving credit facilities	(1,939)	(1,448)	(38)
Direct financing cost of terminal credit facility	(72)	(2,833)
Repayment of secured term loan facilities and revolving credit facilities	(260,167)	(189,001)	(118,352)
Repayment of 7.75% senior unsecured bonds	(100,236)
Repayment of refinancing of vessel to related parties	(6,845)	(846)
Net cash (used in)/provided by financing activities	(35,381)	35,324	(25,784)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(6,859)	(5,385)	9,406
Cash, cash equivalents and restricted cash at beginning of period	66,130	71,515	62,109
Cash, cash equivalents and restricted cash at end of period	59,271	66,130	71,515
Supplemental Information
Total interest paid during the year, net of amounts capitalized	37,619	44,859	41,465
Total tax paid during the year	330	323	176
Senior Secured Bonds [Member]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Unrealized foreign exchange (loss)/gain	1,931	(969)	(2,360)
Cash flows from financing activities
Issuance cost	(141)	(136)	(991)
Other [Member]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Unrealized foreign exchange (loss)/gain	80	$ 239	$ (12)
2017 Senior Unsecured Bonds [Member]
Cash flows from financing activities
Issuance cost	$ (1,963)